UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22844

Oppenheimer Senior Floating Rate Plus Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—106.7%
Consumer Discretionary—33.9%
Distributors—3.3%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.052%-5.052%,[LIBOR12+275], 8/25/21[1]	$168,466	$168,428
Tranche B6, 5.311%-5.311%,[LIBOR4+300], 6/22/23[1]	108,378	108,082
Tranche B7, 5.487%-5.487%,[LIBOR4+300], 10/26/25[1]	54,902	54,547
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 9/26/24[1]	317,709	305,115
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.813%,[LIBOR12+450], 8/21/22[1]	178,273	173,416
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.242%-7.449%,[LIBOR12+500], 9/25/24[1]	488,725	489,380
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.034%,[LIBOR4+475], 12/12/22[1]	79,709	67,199
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%,[LIBOR12+250], 8/18/23[1]	61,222	60,335
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.567%,[LIBOR4+425], 6/23/23[1]	76,979	69,281
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.477%,[LIBOR4+500], 10/20/23[1]	29,845	29,966
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%-4.797%,[LIBOR12+250], 1/30/23[1]	162,197	161,412
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%-5.06%,[LIBOR12+275], 8/19/22[1]	70,371	70,698
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.777%,[LIBOR4+300], 1/26/23[1]	263,928	205,468
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.28%,[LIBOR12+300], 3/11/22[1]	558,020	474,635
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%,[LIBOR12+425], 10/15/25[1]	295,000	277,669
		2,715,631

Diversified Consumer Services—0.9%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.795%,[LIBOR4+450], 5/8/20[1]	375,745	368,114
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.398%,[LIBOR4+500], 4/1/21[1]	381,064	356,137
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.148%,[LIBOR4+875], 4/1/22[1]	40,000	31,850
		756,101

Hotels, Restaurants & Leisure—8.3%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 5/30/25[1]	174,563	175,108
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.467%,[LIBOR52+250], 9/15/23[1]	141,293	141,647
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%,[LIBOR4+275], 12/23/24[1]	1,415,663	1,417,729

1        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.136%,[LIBOR4+375], 7/8/22[1]	$89,710	$88,813
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.31%,[LIBOR12+200], 12/27/24[1]	79,400	79,648
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%,[LIBOR12+225], 4/18/24[1]	302,344	302,108
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.802%,[LIBOR12+250], 2/1/24[1]	422,609	418,735
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.563%,[LIBOR4+225], 4/17/24[1]	208,256	208,712
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR12+300], 5/9/24[1]	262,210	263,440
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.492%,[LIBOR4+325], 4/18/25[1]	49,875	50,041
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.302%,[LIBOR12+200], 11/30/23[1]	58,950	59,034
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.386%,[LIBOR4+300], 12/1/23[1]	49,875	50,078
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.742%,[LIBOR4+275], 3/29/24[1]	238,800	239,845
LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR12+350], 9/6/25[1]	270,000	270,085
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.449%-5.052%, [LIBOR6+275], 8/14/24[1]	746,118	739,921
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.398%,[LIBOR12+300], 3/31/24[1]	250,000	249,888
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.896%,[LIBOR4+350], 7/10/25[1]	678,300	682,068
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%,[LIBOR12+250], 6/8/23[1]	418,110	418,390
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 11/15/20[1]	236,901	233,643
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.86%-7.15%,[LIBOR12+475], 11/29/24[1]	585,176	589,474
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.052%,[LIBOR4+200], 5/30/25[1]	80,000	80,067
Wynn Resorts Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.67%,[LIBOR4+225], 10/18/24[1]	112,000	111,668
		6,870,142

Household Durables—3.0%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.742%,[LIBOR4+350], 9/27/24[1]	219,472	218,855

2        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Household Durables (Continued)
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.804%,[LIBOR12+450], 4/6/24[1]	$184,538	$185,114
Anastasia Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.027%,[LIBOR12+375], 8/11/25[1]	50,000	49,906
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.531%,[LIBOR4+225], 4/7/25[1]	264,338	259,601
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.052%,[LIBOR12+175], 12/16/24[1]	29,850	29,924
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.326%,[LIBOR12+325], 8/18/25[1]	115,000	115,671
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.256%,[LIBOR4+500], 5/1/24[1]	104,344	104,865
Libbey Glass, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.281%, 4/9/21[2]	30,000	29,963
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 2/28/25[1]	44,775	44,663
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.476%,[LIBOR12+350], 9/7/23[1]	413,324	304,139
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.28%,[LIBOR12+400], 6/16/25[1]	229,425	231,002
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-5.777%, [LIBOR4+350], 11/8/23[1]	798,216	721,958
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.54%,[LIBOR12+425], 6/15/25[1]	174,563	175,108
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR12+350], 12/16/24[1]	34,850	34,953
		2,505,722

Media—18.1%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.492%,[LIBOR4+325], 9/26/21[1]	28,845	21,503
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR4+325], 7/23/21[1]	49,612	45,333
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.04%-5.04%,[LIBOR4+275], 7/15/25[1]	326,194	319,112
Tranche B, 5.04%-5.04%,[LIBOR4+275], 1/31/26[1]	9,925	9,720
Tranche B13, 6.28%-6.28%,[LIBOR4+400], 8/14/26[1]	310,000	304,446
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+225], 7/28/25[1]	217,062	216,995
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 10/3/23[1]	95,892	96,012
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.037%,[LIBOR4+275], 11/18/24[1]	283,538	282,687
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%,[LIBOR12+350], 4/9/21[1]	563,348	214,072
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 9.052%,[LIBOR4+675], 1/30/19[1,3]	2,415,102	1,752,965

3        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 9.802%,[LIBOR4+750], 7/30/19[1,3]	$139,658	$101,213
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.323%-4.323%,[LIBOR12+225], 7/17/25[1]	316,217	315,936
Tranche B, 4.658%-4.658%, 1/15/26[2]	235,000	234,891
Tranche B, 4.78%-4.78%,[LIBOR4+250], 1/25/26[1]	39,800	39,831
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.027%,[LIBOR4+550], 2/28/20[1]	254,725	227,449
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.148%,[LIBOR4+575], 8/13/21[1]	182	182
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.515%,[LIBOR12+250], 2/7/24[1]	153,069	153,315
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.084%,[LIBOR4+475], 11/3/23[1]	244,510	229,840
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 6.045%-6.045%,[LIBOR4+375], 11/27/23[1]	365,000	365,856
Tranche B4, 6.795%-6.795%,[LIBOR4+450], 1/2/24[1]	50,000	52,125
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.05%,[LIBOR6+275], 12/18/20[1]	702,982	704,961
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.936%,[LIBOR4+350], 1/7/22[1]	345,000	339,703
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%,[LIBOR4+225], 3/24/25[1]	218,900	218,491
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.148%,[LIBOR4+250], 10/4/24[1]	152,587	148,467
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.087%,[LIBOR4+575], 8/13/21[1]	357,003	357,115
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR6+300], 1/31/25[1]	132,958	132,938
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 6.81%,[LIBOR4+450], 7/3/26[1]	115,000	115,396
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.67%, 1/17/24[2]	96,943	97,004
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.797%,[LIBOR4+650], 10/13/22[1,4]	655,000	651,725
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.474%,[LIBOR4+325], 10/20/25[1]	450,000	452,475
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.67%, 7/19/24[2]	606,056	606,435
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+300], 2/1/24[1]	627,564	623,642
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.408%-6.242%, 11/8/24[2]	296,068	297,918
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%,[LIBOR12+250], 7/2/21[1]	121,241	121,180

4        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Media (Continued)
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.552%,[LIBOR12+325], 1/30/26[1]	$180,000	$180,192
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B12, 5.967%,[LIBOR4+300], 1/31/26[1]	457,620	447,802
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.56%,[LIBOR12+225], 1/3/24[1]	392,938	394,288
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.065%,[LIBOR4+275], 5/15/25[1]	205,000	203,206
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.063%,[LIBOR4+275], 12/6/23[1]	138,099	131,539
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.53%,[LIBOR12+225], 8/15/26[1]	285,000	284,433
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR12+300], 1/26/24[1]	361,818	363,233
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.53%,[LIBOR4+225], 1/15/26[1]	90,000	89,975
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 5.052%,[LIBOR12+275], 3/15/24[1]	1,014,333	975,819
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.78%,[LIBOR4+250], 1/15/26[1]	402,339	401,358
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.78%,[LIBOR12+250], 1/15/26[1]	435,000	435,135
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.54%,[LIBOR12+325], 8/18/23[1]	510,872	494,695
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.15%,[LIBOR6+275], 5/18/25[1]	171,975	171,975
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.427%,[LIBOR12+212.5], 11/1/23[1]	158,000	157,626
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.78%,[LIBOR12+250], 4/15/25[1]	480,000	471,326
		15,053,535

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.531%,[LIBOR12+325], 10/25/20[1]	308,447	281,671

Consumer Staples—4.2%
Beverages—4.2%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%,[LIBOR12+225], 2/16/24[1]	735,563	733,632
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.78%-7.00%,[LIBOR12+275], 4/6/24[1]	301,933	301,484
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.745%-5.186%, 10/4/23[2]	646,096	647,663
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+300], 5/17/25[1]	324,188	319,122

5        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.552%,[LIBOR12+225], 8/3/22[1]	$155,780	$155,269
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.128%-5.28%,[LIBOR12+325], 2/5/25[1]	234,475	234,279
JBS USA LUX SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.886%,[LIBOR4+250], 10/30/22[1]	109,444	109,609
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.037%,[LIBOR12+175], 4/3/25[1]	80,759	80,851
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.506%,[LIBOR12+325], 5/1/25[1]	39,900	40,199
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.53%,[LIBOR12+225], 5/15/24[1]	258,280	257,667
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR12+350], 4/19/24[1]	69,387	69,743
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.398%,[LIBOR4+325], 7/2/25[1]	320,000	319,600
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.564%,[LIBOR4+325], 3/28/25[1]	130,000	130,000
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%,[LIBOR4+325], 1/31/25[1]	64,675	64,853
		3,463,971

Energy—5.2%
Energy Equipment & Services—4.7%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.891%,[LIBOR4+550], 8/1/25[1]	160,000	160,234
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.781%,[LIBOR12+650], 3/30/23[1]	47,499	47,737
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.842%,[LIBOR4+350], 10/31/24[1]	239,400	240,597
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.282%,[LIBOR12+400], 5/21/25[1]	144,575	143,906
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.67%,[LIBOR12+1,037.5], 12/31/21[1]	95,000	106,004
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.037%,[LIBOR12+475], 12/31/22[1]	130,000	132,275
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24[2]	320,048	336,851
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.826%-6.052%,[LIBOR12+375], 10/2/23[1]	346,324	346,189
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.552%,[LIBOR12+525], 4/11/22[1]	348,752	351,588
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.598%,[LIBOR4+425], 7/18/25[1]	135,000	135,506
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.64%,[LIBOR4+525], 8/25/23[1]	15,311	12,650
HFOTCO LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.06%,[LIBOR4+275], 6/26/25[1]	84,788	85,194
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.508%,[PRIME4+500], 7/2/23[1]	51,052	51,563

6        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 11.321%,[LIBOR4+900], 8/7/20[1,4]	$70,835	$69,772
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.242%,[LIBOR12+400], 2/15/24[1]	312,128	305,106
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.28%,[LIBOR12+300], 2/17/25[1]	69,401	68,360
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.302%,[LIBOR12+500], 5/12/25[1]	209,100	206,956
Northriver Midstream Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.646%,[LIBOR4+325], 9/21/25[1]	164,000	165,009
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%-8.386%,[LIBOR4+300], 2/21/21[1]	442,485	411,757
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350], 12/16/20[1]	41,491	37,653
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR4+350], 12/16/20[1]	19,718	17,894
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.34%,[LIBOR4+400], 9/27/24[1]	157,022	158,273
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.00%-5.469%,[LIBOR4+300], 4/12/24[1]	315,000	296,212
		3,887,286

Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR4+350], 12/16/20[1]	233,687	212,071
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.636%,[LIBOR4+425], 8/4/21[1]	257,197	230,727
		442,798

Financials—7.8%
Commercial Banks—6.2%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.992%-6.592%,[LIBOR4+375], 11/22/23[1]	403,633	404,825
Advisor Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.04%,[LIBOR12+375], 8/15/25[1]	45,000	45,403
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.046%,[LIBOR12+300], 5/9/25[1]	400,684	400,935
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.031%-5.052%,[LIBOR12+275], 1/25/24[1]	203,022	203,631
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.506%,[LIBOR4+425], 10/1/25[1]	475,000	478,712
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR4+300], 5/22/24[1]	78,238	78,532
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%,[LIBOR12+250], 3/25/24[1]	77,289	77,405
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 8/21/25[1]	350,000	350,438

7        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%,[LIBOR4+275], 7/3/24[1]	$63,064	$63,202
Forest City Enterprises LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.199%, 10/26/25[2]	125,000	125,677
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.795%,[LIBOR12+250], 8/27/25[1]	345,000	340,072
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR4+300], 4/25/25[1]	514,013	513,208
Hudson River Trading LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.794%,[LIBOR12+350], 4/3/25[1]	25,000	25,156
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%,[LIBOR12+350], 12/20/24[1]	189,037	190,100
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.032%-5.032%,[LIBOR4+300], 10/1/21[1]	77,736	77,882
Tranche B, 5.024%-5.024%,[LIBOR4+300], 6/28/23[1]	77,472	77,618
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.992%,[LIBOR12+300], 8/25/22[1]	49,122	49,347
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%,[LIBOR4+450], 2/28/25[1]	99,750	99,999
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR12+300], 1/8/24[1]	359,913	359,283
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+300], 10/24/22[1]	766,002	726,362
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.386%,[LIBOR4+300], 5/16/24[1]	466,482	464,499
		5,152,286

Consumer Finance—0.8%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.56%,[LIBOR12+525], 9/29/20[1]	645,011	631,707
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.08%,[LIBOR12+900], 9/29/21[1,4]	36,768	36,401
		668,108

Insurance—0.8%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 10/22/24[1]	313,525	313,172
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%,[LIBOR4+275], 3/1/21[1]	338,234	338,579
		651,751

Health Care—9.7%
Health Care Equipment & Supplies—9.7%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.565%,[LIBOR4+612.5], 1/16/23[1]	42,082	39,360
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.742%-4.742%,[LIBOR12+250], 2/11/22[1]	14,962	15,015
Tranche B4, 4.742%-4.742%,[LIBOR12+250], 2/16/23[1]	116,399	116,815

8        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.534%,[LIBOR12+325], 4/28/22[1]	$16,922	$16,471
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.742%,[LIBOR4+450], 10/24/23[1]	127,997	128,877
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+300], 5/4/25[1]	309,178	311,535
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%,[LIBOR12+450], 6/30/25[1]	234,413	235,841
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.274%,[LIBOR4+300], 6/2/25[1]	211,133	211,504
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.636%,[LIBOR4+325], 9/1/24[1]	39,600	39,538
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%,[LIBOR4+400], 6/7/19[1]	47,579	47,537
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 3/1/24[1]	638,625	638,667
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 5.557%,[LIBOR4+300], 1/27/21[1]	315,532	309,545
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.03%,[LIBOR4+275], 6/1/22[1]	95,000	95,336
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.31%,[LIBOR4+300], 2/6/25[1]	174,125	173,763
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%-5.646%,[LIBOR12+325], 6/8/20[1]	311,454	311,325
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.563%,[LIBOR12+425], 4/29/24[1]	311,092	312,938
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR4+375], 10/10/25[1]	680,000	667,090
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.537%,[LIBOR12+325], 5/20/24[1]	69,823	69,976
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.063%,[LIBOR4+375], 7/2/25[1]	445,024	447,528
GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.283%,[LIBOR4+300], 10/10/25[1]	175,000	176,131
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR12+375], 4/30/25[1]	71,677	71,553
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 3.75%, 4/30/25[2]	7,662	7,649
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%,[LIBOR4+250], 8/18/22[1]	200,916	200,564
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.636%,[LIBOR4+325], 2/2/24[1]	88,875	89,310
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.396%,[LIBOR4+600], 10/1/24[1]	225,000	220,219
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.136%-5.136%,[LIBOR4+275], 9/24/24[1]	105,058	103,835
Tranche B, 5.517%-5.517%,[LIBOR4+300], 2/24/25[1]	243,775	242,517
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.136%,[LIBOR4+300], 6/7/23[1]	257,635	257,295

9        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.386%,[LIBOR4+300], 1/31/21[1]	$224,235	$224,446
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.53%,[LIBOR12+525], 11/27/22[1]	137,566	129,853
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.544%,[LIBOR4+325], 6/30/25[1]	367,804	367,068
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR4+300], 9/27/24[1]	104,574	103,283
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.03%-7.00%,[PRIME4+175], 3/1/21[1]	173,800	174,308
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR12+300], 5/15/22[1]	14,849	14,885
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.57%,[LIBOR4+325], 9/2/24[1]	288,236	288,092
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 2/6/24[1]	366,345	347,570
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+300], 6/23/24[1]	358,161	358,720
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.052%,[LIBOR12+275], 2/13/23[1]	13,801	13,879
VVC Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.686%,[LIBOR12+425], 7/9/25[1]	235,000	233,825
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR4+300], 12/2/24[1]	298,185	297,738
		8,111,401

Industrials—16.7%
Aerospace & Defense—0.3%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%,[LIBOR4+350], 4/9/20[1]	74,030	68,694
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%,[LIBOR4+375], 7/11/25[1]	215,000	215,874
		284,568

Commercial Services & Supplies—10.0%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR12+375], 2/27/25[1]	74,642	74,987
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 2/27/25[2]	8,983	9,025
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.552%,[LIBOR12+325], 12/13/23[1]	179,392	179,000
AI Aqua ZIP Bidco Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 12/13/23[1]	69,474	69,322
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%,[LIBOR4+375], 7/28/22[1]	588,576	584,715
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.242%-5.242%,[LIBOR12+300], 8/4/22[1]	331,362	332,338
Tranche B6, 5.302%-5.302%,[LIBOR12+300], 11/3/23[1]	449,164	450,195
Tranche B7, 5.302%-5.302%,[LIBOR12+300], 11/3/24[1]	64,838	65,005

10        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Asurion LLC, Sr. Sec. Credit Facilities 2st Lien Term Loan, 8.802%,[LIBOR12+650], 8/4/25[1]	$170,000	$174,781
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.045%,[LIBOR12+375], 2/28/25[1]	224,000	225,680
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.843%,[LIBOR4+250], 11/7/24[1]	148,875	149,465
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.386%,[LIBOR4+300], 6/15/25[1]	249,375	250,194
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.593%,[LIBOR4+325], 10/3/24[1]	240,309	241,286
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%,[LIBOR4+450], 12/8/23[1]	197,999	185,871
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 4/30/25[1]	190,000	190,950
CEVA Logistics Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.098%,[LIBOR4+375], 8/4/25[1]	155,000	155,485
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%,[LIBOR4+350], 12/20/19[1]	290,270	128,626
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.052%,[LIBOR12+275], 8/14/23[1]	365,214	366,328
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.777%,[LIBOR4+525], 6/30/22[1]	88,072	88,145
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.029%,[LIBOR12+475], 1/5/24[1]	81,542	81,949
Frontdoor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%,[LIBOR12+250], 8/16/25[1]	27,000	27,067
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.821%,[LIBOR4+350], 5/24/24[1]	329,182	330,897
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%-5.886%,[LIBOR12+350], 5/23/25[1]	357,092	359,176
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR6+350], 5/1/24[1]	291,313	292,769
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%,[LIBOR4+375], 2/21/25[1]	285,038	286,761
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.027%,[LIBOR12+350], 4/26/24[1]	197,219	197,860
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.53%-5.552%, [LIBOR4+325], 3/13/25[1]	29,850	29,881
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.537%,[LIBOR4+450], 11/21/24[1]	138,935	140,151
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%,[LIBOR4+350], 5/21/22[1]	58,113	58,186
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.886%,[LIBOR4+550], 9/30/22[1]	194,903	191,432
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%,[LIBOR4+300], 1/29/25[1]	29,850	29,968
Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.77%,[LIBOR12+450], 8/1/25[1]	331,114	334,425

11        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.832%-6.802%, [LIBOR4+450], 11/1/24[1]	$674,850	$676,587
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR6+325], 1/23/25[1]	24,875	24,891
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.343%,[LIBOR4+400], 9/12/24[1]	551,286	551,054
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.06%,[LIBOR12+375], 2/1/23[1]	93,575	93,759
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.814%,[LIBOR4+275], 3/17/25[1]	532,134	532,190
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%,[LIBOR4+325], 5/1/25[1]	91,750	92,346
USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%,[LIBOR12+325], 12/8/23[1]	41,794	41,938
		8,294,685

Industrial Conglomerates—3.5%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%,[LIBOR12+375], 2/1/22[1]	211,743	209,271
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.636%,[LIBOR4+425], 6/22/25[1]	129,675	129,351
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 7/30/24[1]	83,114	83,400
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR4+300], 4/1/24[1]	231,710	232,341
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 2/12/25[1]	158,000	158,395
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.563%,[LIBOR12+225], 12/6/24[1]	79,103	79,462
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%,[LIBOR12+225], 5/17/24[1]	197,847	192,011
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.813%,[LIBOR12+350], 2/28/25[1]	94,525	93,698
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+300], 3/28/25[1]	223,875	211,641
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.802%-4.802%,[LIBOR12+250], 5/30/25[1]	338,300	337,168
Tranche F, 4.802%-4.802%,[LIBOR12+250], 6/9/23[1]	282,003	281,109
Tranche G, 4.802%-4.802%,[LIBOR4+250], 8/22/24[1]	94,288	94,003
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%,[LIBOR12+325], 3/8/25[1]	169,613	169,471
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.313%,[LIBOR12+400], 11/30/23[1]	354,192	351,093
Welbilt, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.782%,[LIBOR4+250], 10/23/25[1]	30,000	30,000

12        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Industrial Conglomerates (Continued)
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%,[LIBOR4+350], 6/19/21[1]	$53,745	$52,401
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%,[LIBOR4+375], 4/30/25[1]	155,000	155,808
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%,[LIBOR4+225], 7/2/25[1]	24,938	24,988
		2,885,611

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.233%-5.636%,[LIBOR6+325], 3/3/25[1]	223,029	221,914
		221,914

Road & Rail—1.4%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.045%,[LIBOR12+175], 6/27/25[1]	110,000	107,886
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%,[LIBOR12+450], 5/18/23[1]	158,050	158,594
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR12+300], 2/1/24[1]	116,217	116,509
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.242%,[LIBOR12+500], 2/27/24[1]	73,346	73,759
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.302%-5.302%,[LIBOR12+300], 7/29/22[1]	91,263	91,291
Tranche B2, 5.302%-5.302%,[LIBOR12+300], 7/29/22[1]	8,292	8,294
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.563%,[LIBOR4+825], 2/23/22[1,4]	612,000	639,540
		1,195,873

Transportation Infrastructure—1.2%
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.563%,[LIBOR4+500], 5/19/23[1]	112,639	112,921
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.53%,[LIBOR4+325], 3/20/25[1]	132,858	131,862
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.53%,[LIBOR12+325], 3/20/25[1]	1,305	1,296
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[2]	22,489	22,320
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.64%-5.78%,[LIBOR12+350], 11/6/24[1]	273,336	274,246
Octavius Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.781%-5.827%, 11/8/23[2]	35,000	34,912
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%,[LIBOR12+400], 5/22/24[1]	167,814	167,394
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR4+275], 10/1/25[1]	300,000	299,625
		1,044,576

13        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Information Technology—11.5%
Internet Software & Services—10.9%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%,[LIBOR4+350], 6/13/24[1]	$589,560	$587,022
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.53%,[LIBOR12+425], 12/15/24[1]	901,190	905,908
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.648%,[LIBOR4+425], 10/2/25[1]	435,000	437,040
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.445%,[LIBOR4+500], 6/30/21[1]	223,003	213,502
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.28%,[LIBOR4+300], 5/1/24[1]	198,411	198,194
EagleView Technology Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.78%,[LIBOR12+350], 8/14/25[1]	99,351	99,258
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.492%,[LIBOR4+525], 6/27/25[1]	124,688	125,908
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%,[LIBOR12+325], 6/1/22[1]	109,550	109,969
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.287%,[LIBOR12+225], 4/26/24[1]	109,769	109,300
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.742%,[LIBOR4+350], 12/1/23[1]	153,418	154,186
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.925%,[LIBOR12+325], 7/1/24[1]	10,000	10,072
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.136%,[LIBOR4+275], 2/1/22[1]	394,477	393,540
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR4+325], 8/5/22[1]	181,757	182,723
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.04%,[LIBOR12+575], 4/6/22[1]	108,824	109,685
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.51%,[LIBOR12+425], 1/20/24[1]	93,618	93,735
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.358%,[LIBOR12+300], 11/1/23[1]	9,950	9,979
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.891%,[LIBOR4+450], 11/29/24[1]	89,325	89,995
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.802%-4.802%,[LIBOR12+275], 6/21/24[1]	74,148	74,067
Tranche B2, 4.552%-4.552%,[LIBOR4+250], 11/19/21[1]	49,625	49,367
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.78%,[LIBOR12+250], 5/13/24[1]	57,176	57,034
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.795%,[LIBOR12+450], 9/30/24[1]	306,962	308,360
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 11/29/24[1]	209,437	208,865
Parker Private Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.17%,[LIBOR4+375], 10/10/25[1]	112,000	112,017
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%,[LIBOR12+250], 7/2/25[1]	360,000	359,550
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.843%,[LIBOR6+650], 12/8/21[1]	64,159	59,695

14        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.54%,[LIBOR4+325], 2/12/25[1]	$49,875	$49,937
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.777%,[LIBOR4+425], 5/16/25[1]	250,000	251,484
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%,[LIBOR12+325], 4/24/22[1]	418,837	417,006
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.802%,[LIBOR12+275], 6/21/24[1]	493,012	492,472
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.00%,[LIBOR12+275], 8/17/24[1]	144,675	145,019
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+300], 2/5/24[1]	114,138	114,534
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 3/3/23[1]	228,115	228,204
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.636%,[LIBOR4+325], 9/30/22[1]	97,858	98,184
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.552%,[LIBOR4+250], 4/16/25[1]	179,102	178,418
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.552%,[LIBOR4+250], 4/16/25[1]	461,174	459,412
Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.274%,[LIBOR12+700], 9/30/21[1]	53,965	49,018
Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.886%,[LIBOR4+250], 9/29/23[1]	21,928	22,043
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.242%,[LIBOR12+300], 5/1/24[1]	511,799	512,822
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.756%,[LIBOR4+250], 9/28/24[1]	174,112	174,438
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.576%-6.802%,[LIBOR12+450], 1/27/23[1]	552,040	527,966
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.623%,[LIBOR4+325], 7/2/25[1]	58,000	57,891
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+250], 12/1/23[1]	281,017	277,636
		9,115,455

IT Services—0.6%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 1/3/25[1]	477,800	477,054
		477,054

Materials—9.2%
Chemicals—3.2%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.386%,[LIBOR4+300], 1/31/24[1]	225,307	225,694
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.784%,[LIBOR12+250], 5/7/25[1]	124,688	124,376

15        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.545%,[LIBOR4+350], 3/17/25[1]	$139,375	$139,793
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR12+350], 7/30/21[1]	158,202	159,223
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR4+325], 11/7/24[1]	74,625	74,951
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.636%,[LIBOR4+225], 2/14/24[1]	78,804	78,886
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR4+300], 3/28/25[1]	39,800	40,024
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.302%-5.302%,[LIBOR12+300], 6/7/23[1]	73,803	73,988
Tranche B7, 4.742%-4.742%,[LIBOR4+275], 6/7/20[1]	74,151	74,304
Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.834%, 9/28/25[2]	115,000	115,173
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%,[LIBOR4+350], 2/14/24[1]	92,558	92,442
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.386%,[LIBOR4+425], 3/13/25[1]	134,412	136,260
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.186%,[LIBOR4+475], 10/15/25[1]	150,000	149,531
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.027%,[LIBOR4+250], 2/8/25[1]	47,849	47,862
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 6/13/23[1]	118,292	116,517
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.506%,[LIBOR12+325], 10/1/25[1]	300,000	299,465
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR4+300], 9/23/24[1]	164,117	164,168
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR4+300], 9/23/24[1]	378,724	378,841
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%,[LIBOR12+250], 7/1/24[1]	172,215	172,398
		2,663,896

Construction Materials—1.4%
Continental Building Products Operating Co.
LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492%-4.552%,[LIBOR12+225], 8/18/23[1]	116,960	117,088
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.175%,[LIBOR4+300], 4/12/25[1]	214,463	214,039
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%,[LIBOR12+275], 11/15/23[1]	598,342	596,846
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.53%,[LIBOR12+225], 2/8/25[1]	79,018	78,907
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR12+325], 2/28/24[1]	113,332	112,624
		1,119,504

16        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Containers & Packaging—1.9%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%,[LIBOR12+450], 7/31/25[1]	$59,850	$60,374
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.658%,[LIBOR12+325], 4/3/24[1]	506,682	504,465
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.506%,[LIBOR4+325], 6/29/25[1]	289,325	290,100
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%,[LIBOR12+250], 10/14/24[1]	158,723	158,662
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.277%,[LIBOR4+300], 3/7/25[1]	249,075	248,670
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%,[LIBOR12+300], 2/5/23[1]	313,914	314,518
		1,576,789

Metals & Mining—2.7%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.05%,[LIBOR4+375], 6/1/25[1]	244,388	205,973
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.326%-9.326%,[LIBOR12+725], 10/17/22[1]	1,698,139	1,530,759
Tranche B3, 9.992%-9.992%,[LIBOR12+775], 10/17/22[1]	487,666	439,875
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 3/31/25[1]	108,098	108,046
		2,284,653

Telecommunication Services—6.0%
Diversified Telecommunication Services—6.0%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR4+275], 1/31/25[1]	1,206,248	1,194,940
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR4+375], 10/2/24[1]	210,000	210,300
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.08%,[LIBOR12+300], 10/5/23[1]	371,364	366,180
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.57%,[LIBOR4+325], 5/27/24[1]	302,610	290,883
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.06%,[LIBOR12+375], 6/15/24[1]	436,308	423,655
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.841%,[LIBOR4+750], 5/4/23[1]	351,000	331,695
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.386%,[LIBOR4+400], 5/23/20[1]	214,179	214,715
GTT Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.05%,[LIBOR12+275], 5/31/25[1]	204,750	202,295
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.85%,[LIBOR4+450], 8/6/21[1]	222,747	214,951
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.85%,[LIBOR4+950], 2/4/22[1]	120,000	105,600
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.802%,[LIBOR12+350], 8/8/24[1]	204,559	205,358

17        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%,[LIBOR12+250], 2/2/24[1]	$893,091	$893,788
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.29%,[LIBOR12+400], 3/29/21[1]	400,222	376,637
		5,030,997

Utilities—2.5%
Electric Utilities—2.5%
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR4+375], 8/1/25[1]	205,000	206,552
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%,[LIBOR12+250], 1/15/25[1]	84,574	84,574
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.89%-4.89%,[LIBOR4+250], 1/15/24[1]	175,923	175,548
Tranche B7, 4.84%-4.84%,[LIBOR4+275], 5/31/23[1]	35,485	35,425
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+350], 12/20/24[1]	108,867	109,765
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.64%,[LIBOR4+325], 6/28/23[1]	191,034	191,051
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.32%,[LIBOR4+300], 11/28/24[1]	29,421	29,715
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.524%,[LIBOR12+425], 5/2/25[1]	274,450	275,822
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.56%,[LIBOR12+425], 6/2/25[1]	124,688	125,830
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.992%-5.992%,[LIBOR12+375], 1/30/24[1]	216,327	213,738
Tranche C, 5.992%-5.992%,[LIBOR12+375], 1/30/24[1]	13,036	12,880
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.386%,[LIBOR4+700], 10/18/22[1]	39,200	37,828
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.386%,[LIBOR4+400], 11/9/20[1]	219,098	195,682
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.302%-6.302%,[LIBOR12+400], 7/15/23[1]	308,044	309,248
Tranche B2, 6.302%-6.302%,[LIBOR12+400], 4/15/24[1]	74,290	74,580
		2,078,238
Total Corporate Loans (Cost $90,082,054)		88,834,216

Corporate Bonds and Notes—10.1%
Consumer Discretionary—4.1%
Automobiles—1.9%
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[5]	1,825,000	1,628,813

Entertainment—0.7%
Netflix, Inc., 4.375% Sr. Unsec. Nts., 11/15/26	335,000	308,409
WMG Acquisition Corp., 5.00% Sr. Sec. Nts., 8/1/23[5]	250,000	247,813
		556,222

18        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure—0.6%
Scientific Games International, Inc., 5.00% Sr. Sec. Nts., 10/15/25[5]	$500,000	$466,250

Household Durables—0.2%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	210,000	200,812

Leisure Equipment & Products—0.3%
Mattel, Inc., 6.75% Sr. Unsec. Nts., 12/31/25[5]	250,000	239,297

Media—0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 5/1/23[5]	315,000	314,213

Energy—2.3%
Energy Equipment & Services—0.6%
Transocean, Inc., 7.25%, 11/1/25[5]	500,000	487,500

Oil, Gas & Consumable Fuels—1.7%
Cheniere Energy Partners LP, 5.625%, 10/1/26[5]	1,000,000	987,500
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[5]	430,000	431,612
		1,419,112

Financials—0.2%
Diversified Financial Services—0.2%
Fidelity & Guaranty Life Holdings, Inc., 5.50% Sr. Unsec. Nts., 5/1/25[5]	210,000	209,213

Health Care—0.2%
Health Care Providers & Services—0.2%
HCA, Inc., 4.50% Sr. Sec. Nts., 2/15/27	210,000	204,750

Information Technology—0.7%
IT Services—0.2%
Sabre GLBL, Inc., 5.375% Sr. Sec. Nts., 4/15/23[5]	205,000	206,025

Technology Hardware, Storage & Peripherals—0.5%
Western Digital Corp., 4.75% Sr. Unsec. Nts., 2/15/26	415,000	383,875

Materials—1.5%
Chemicals—0.4%
Ashland LLC, 4.75% Sr. Unsec. Nts., 8/15/22	300,000	298,500

Containers & Packaging—0.3%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[5]	20,000	18,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg SA, 5.125% Sr. Sec. Nts., 7/15/23[5]	205,000	200,900
		219,650

19        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining—0.8%
Alcoa Nederland Holding BV, 6.125% Sr. Unsec. Nts., 5/15/28[5]	$460,000	$460,000
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	245,000	231,525
		691,525

Telecommunication Services—0.6%
Diversified Telecommunication Services—0.6%
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	500,000	470,000

Utilities—0.5%
Gas Utilities—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50% Sr. Unsec. Nts., 5/20/25	215,000	202,100

Independent Power and Renewable Electricity Producers—0.2%
Calpine Corp., 5.25% Sr. Sec. Nts., 6/1/26[5]	215,000	198,337
Total Corporate Bonds and Notes (Cost $8,708,172)		8,396,194

	Shares
Common Stocks—2.9%
Arch Coal, Inc., Cl. A	17,522	1,680,360
Ascent Resources - Marcellus LLC, Cl. A6	34,124	109,487
Avaya Holdings Corp.[6]	15,962	262,096
Everyware Global, Inc.[6]	5,211	7,816
Gymboree Corp. (The)[6,7]	3,550	20,191
Gymboree Holding Corp.[6,7]	10,048	57,148
Harvey Gulf International Marine LLC[6]	657	35,478
J.G. Wentworth Co., Cl. A6	18,262	178,054
Larchmont Resources LLC[4,6]	78	21,516
Media General, Inc.[4,6,9]	30,400	1,641
Millennium Corporate Claim Litigation Trust[4,6]	274	—
Millennium Lender Claim Litigation Trust[4,6]	548	—
New Millennium Holdco, Inc.[6]	5,562	640
Quicksilver Resources, Inc.[4,6]	571,500	—
Sabine Oil[4,6]	93	4,185
Templar Energy, Cl. A4,6	7,400	7,400
Total Common Stocks (Cost $2,767,476)		2,386,012

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[4,6]	8,835	265
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[4,6]	298	1,863
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[4,6]	53	278
Total Rights, Warrants and Certificates (Cost $40,764)		2,406

20        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Shares	Value
Investment Company—3.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.12%[7,8] (Cost $2,949,256)	2,949,256	$2,949,256
Total Investments, at Value (Cost $104,547,722)	123.2%	102,568,084
Net Other Assets (Liabilities)	(23.2)	(19,289,630)
Net Assets	100.0%	$83,278,454

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,096,223 or 7.32% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2018	Gross Additions	Gross Reductions	Shares October 31, 2018

Common Stock
Gymboree Corp. (The)	3,550	—	—	3,550
Gymboree Holding Corp.	10,048	—	—	10,048
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	673,977	12,182,716	9,907,437	2,949,256

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Common Stock
Gymboree Corp. (The)	$20,191	$—	$—	$ (25,072)
Gymboree Holding Corp.	57,148	—	—	(70,964)
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	2,949,256	3,509	—	—

Total	$3,026,595	$3,509	$—	$ (96,036)

8. Rate shown is the 7-day yield at period end.

9. Security received as the result of issuer reorganization.

21        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Definitions
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

22        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Plus Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

23        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

24        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$87,436,778	$1,397,438	$88,834,216
Corporate Bonds and Notes	—	8,396,194	—	8,396,194
Common Stocks	1,942,456	408,814	34,742	2,386,012
Rights, Warrants and Certificates	—	—	2,406	2,406
Investment Company	2,949,256	—	—	2,949,256

Total Assets	$4,891,712	$96,241,786	$1,434,586	$102,568,084

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Common Stocks	$56	$–	$–	$(56)
Rights, Warrants and Certificates	–	(265)	265	–

Total Assets	$56	$(265)	$265	$(56)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market

25        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

activity for these securities.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds. At period end, the Fund had no holdings in IGMMF.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can invest without limit in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only

26        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

3. Investments and Risks (Continued)

with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $88,834,216, representing 106.7% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

27        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Information concerning securities not accruing income at period end is as follows:

Cost	$2,254,722
Market Value	$1,854,178
Market Value as % of Net Assets	2.23%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowings and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $39,134 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value

28        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

5. Borrowings and Other Financing (Continued)

of $38,994 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

29        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Plus Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018